Income tax (Details 3) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Accrued liabilities and other payables	$ 218	$ 369
Derivative instruments	1,254	1,601
Other equipment	11	13
Tax credits carried forward	1,866	1,504
Tax loss carryforward	61	40
Valuation allowance	(44)	(40)
Deferred tax liabilities:
Accrued interest income	(3,885)	(3,060)
Accrued liabilities and other payables	(3)	(4)
Direct financing lease	(4,432)	(1,188)
Deferred tax assets (liabilities), net	$ (4,954)	$ (765)